Other Liabilities - Disclosure of Other Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Miscellaneous liabilities [abstract]
Termination payment plans	$ 51,489	$ 12,153
Total	51,489	12,153
Termination payment plans	69,663	44,360
Dividends to minority shareholders	5,107	9,739
Others	8,555	8,651
Total	$ 83,325	$ 62,750